Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
Property, Plant and Equipment
The following summarizes the carrying values of property, plant and equipment for the periods reflected:

	June 30, 2020				June 30, 2019
	Cost	Accumulated depreciation	Impairment	Net book value	Cost	Accumulated depreciation	Net book value
Owned assets
Land	31,485	—	(893)	30,592	39,532	—	39,532
Real estate	515,264	(51,867)	(82,721)	380,676	420,737	(25,682)	395,055
Construction in progress	349,274	—	(37,741)	311,533	222,884	—	222,884
Computer software & equipment	30,947	(12,687)	(108)	18,152	20,850	(5,367)	15,483
Furniture & fixtures	9,888	(3,635)	(139)	6,114	9,312	(2,847)	6,465
Production & other equipment	187,512	(46,856)	(24,216)	116,440	102,403	(17,894)	84,509
Total owned assets	1,124,370	(115,045)	(145,818)	863,507	815,718	(51,790)	763,928

Right-of-use lease assets(1)
Land	27,862	(787)	—	27,075	—	—	—
Real estate	63,548	(7,729)	(2,416)	53,403	—	—	—
Production & other equipment	5,591	(3,196)	—	2,395	2,010	(371)	1,639
Total right-of-use lease assets	97,001	(11,712)	(2,416)	82,873	2,010	(371)	1,639

Total property, plant and equipment	1,221,371	(126,757)	(148,234)	946,380	817,728	(52,161)	765,567

(1)	Effective July 1, 2019, the Company adopted IFRS 16 Leases (Note 2(i)(i)).
The following summarizes the changes in the net book values of property, plant and equipment for the periods presented:

	Balance, June 30, 2019	IFRS 16 Transition (1)	Additions	Disposals	Other (2)(3)(4)	Depreciation	Impairment	Foreign currency translation	Balance, June 30, 2020
Owned assets
Land	39,532	—	337	—	(8,347)	—	(893)	(37)	30,592
Real estate	395,055	—	32,614	(267)	69,001	(33,942)	(82,721)	936	380,676
Construction in progress	222,884	—	261,830	(2,128)	(130,522)	—	(37,741)	(2,790)	311,533
Computer software & equipment	15,483	—	9,660	(52)	142	(6,973)	(108)	—	18,152
Furniture & fixtures	6,465	—	4,594	(120)	(3,417)	(1,192)	(139)	(77)	6,114
Production & other equipment	84,509	—	30,708	(2,302)	48,715	(21,024)	(24,216)	50	116,440
Total owned assets	763,928	—	339,743	(4,869)	(24,428)	(63,131)	(145,818)	(1,918)	863,507

Right-of-use leased assets (1)
Land	—	30,936	169	—	(3,243)	(787)	—	—	27,075
Real estate	—	62,817	7,764	(1,957)	(5,230)	(7,732)	(2,416)	157	53,403
Production & other equipment	1,639	2,296	1,453	(169)	—	(2,825)	—	1	2,395
Total right-of-use lease assets	1,639	96,049	9,386	(2,126)	(8,473)	(11,344)	(2,416)	158	82,873

Total property, plant and equipment	765,567	96,049	349,129	(6,995)	(32,901)	(74,475)	(148,234)	(1,760)	946,380

(1)	Effective July 1, 2019, the Company adopted IFRS 16 Leases (Note 2(i)(i)).

(2)
Includes reclassification of construction in progress cost when associated projects are complete. Includes the $24.4 million transfer of land and real estate to assets held for sale, associated with the Exeter property, the Jamaica property and the Latin American properties (Note 11).

(3)
During the year ended June 30, 2020, the Company recorded a non-material year end correction to re-classify $34.3 million of net book value of production and other equipment which was initially classified as real estate.

(4)
As part of the Company’s restructuring activities (Note 3), management re-assessed the likelihood of executing renewal options of its existing leases which resulted in a reduction of the assessed lease term of several of the Company’s leases.

	Balance, June 30, 2018	Additions	Additions from business combinations	Disposals	Other (1)	Depreciation	Foreign currency translation	Balance, June 30, 2019
Owned assets
Land	—	20,865	18,637	—	—	—	30	39,532
Real estate	76,649	130,165	74,373	—	137,098	(23,280)	50	395,055
Construction in progress	145,659	164,213	49,913	—	(137,098)	888	(691)	222,884
Computer software & equipment	3,494	13,757	5,204	—	(2,185)	(4,792)	5	15,483
Furniture & fixtures	3,128	4,819	3,806	—	(2,746)	(2,505)	(37)	6,465
Production & other equipment	17,015	65,753	14,511	—	2,746	(15,443)	(73)	84,509
Total owned assets	245,945	399,572	166,444	—	(2,185)	(45,132)	(716)	763,928

Right-of-use leased assets
Land	—	—	—	—	—	—	—	—
Real estate	—	—	—	—	—	—	—	—
Production & other equipment	407	859	607	—	—	(234)	—	1,639
Total right-of-use lease assets	407	859	607	—	—	(234)	—	1,639

Total property, plant and equipment	246,352	400,431	167,051	—	(2,185)	(45,366)	(716)	765,567

(1)	Includes reclassifications and other adjustments.